Real Estate Inventories (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Total real estate inventory	$ 687,819	$ 598,179
Deposits and pre-acquisition costs [Member]
Entity Listings [Line Items]
Total real estate inventory	34,102	24,794
Land held and land under development [Member]
Entity Listings [Line Items]
Total real estate inventory	221,055	178,183
Homes completed or under construction [Member]
Entity Listings [Line Items]
Total real estate inventory	395,926	369,364
Model homes [Member]
Entity Listings [Line Items]
Total real estate inventory	$ 36,736	$ 25,838